Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	488,227
Proposed Maximum Offering Price per Unit	4.04
Maximum Aggregate Offering Price	$ 1,972,437.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 272.39
Offering Note	This Registration Statement covers, in addition to the number of shares of Faraday Future Intelligent Electric Inc., a Delaware corporation (the “Company” or the “Registrant”), Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), stated above, options and other rights to purchase or acquire the shares of Class A Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Faraday Future Intelligent Electric Inc. Amended and Restated 2021 Stock Incentive Plan (as amended from time to time, the “Plan”) as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. The number of shares of Class A Common Stock registered hereunder takes into account the 1-for-150 reverse stock split of the Company’s Class A Common Stock and Class B common stock, par value $0.0001 per share, effective as of July 24, 2026. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the Class A Common Stock as reported on the Nasdaq Stock Market on August 12, 2026, in accordance with Rule 457(c) of the Securities Act.